Employee Benefits - Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 138,795	$ 4,976,125
Debt instruments	2,446,212	2,224,346
Total	2,585,007	7,200,471
Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	138,795	4,976,125
Debt instruments	2,446,212	2,224,346
Total	2,585,007	$ 7,200,471
Level 2 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0
Debt instruments	0
Total	0
Level 3 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0
Debt instruments	0
Total	$ 0